SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details) - Seamless Group Inc [Member]	Dec. 31, 2023
Operating lease, weighted average remaining lease term	10 months 15 days
Operating lease, weighted average discount rate, percent	8.60%